CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Cash Flows from Operating Activities:
Net income	$ 163,359	$ 151,232	$ 141,060
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	131,481	125,054	128,447
Restructure charges and other impairments	11,425	10,396	8,427
Deferred income taxes	(4,793)	11,808	15,277
Net (gain) loss on disposal of assets	(6,905)	490	(401)
Stock-based compensation	15,909	13,461	12,789
Loss (Earnings) on equity investments	851	1,350	(1,802)
Other	363	799	405
Changes in assets and liabilities:
Accounts receivable	5,398	608	1,255
Inventories	908	(15)	1,341
Prepaid expenses and other	82	(2,984)	(2,150)
Other assets	(4,115)	489	406
Current income taxes	749	(3,874)	(3,976)
Accounts payable	(9,339)	12,188	(21,515)
Accrued liabilities	(9,995)	(17,197)	(15,178)
Other liabilities	(4,690)	(367)	(4,397)
Net cash provided by operating activities	290,688	303,438	259,988
Cash Flows from Investing Activities:
Payments for property and equipment	(131,531)	(125,226)	(70,361)
Payments for purchase of restaurants	(24,622)	(3,120)	0
Proceeds from sale of assets	17,157	8,112	8,696
Insurance recoveries	1,152	0	0
Investment in equity method investees	0	(3,170)	(2,896)
Net cash used in investing activities	(137,844)	(123,404)	(64,561)
Cash Flows from Financing Activities:
Payments on long-term debt	549,528	70,000	0
Purchases of treasury stock	(333,384)	(287,291)	(422,099)
Proceeds from issuances of treasury stock	(316,380)	(18,749)	(16,127)
Payments on revolving credit facility	(150,000)	0	0
Payments of dividends	110,000	40,000	0
Payments of dividends	(56,343)	(50,081)	(53,185)
Payments on revolving credit facility	41,190	43,416	33,057
Excess tax benefits from stock-based compensation	8,778	1,406	291
Payments for deferred financing costs	(5,969)	(1,620)	0
Net cash used in financing activities	(152,580)	(202,919)	(458,063)
Net change in cash and cash equivalents	264	(22,885)	(262,636)
Cash and cash equivalents at beginning of year	59,103	81,988	344,624
Cash and cash equivalents at end of year	$ 59,367	$ 59,103	$ 81,988